SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

14) SHAREHOLDERS' EQUITY

a) Share Capital

	2015		2014		2013

Authorized unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount

Balance, beginning of year	205,732	$3,120,002	202,758	$3,061,839	198,684	$2,997,682
Issued for cash:
Stock Option Plan	234	3,205	1,944	31,350	1,042	14,838
Non-cash:
Share-based compensation – settled	573	10,050	–	–	–	–
Stock Option Plan – exercised	–	267	–	4,978	–	3,108
Stock Dividend Plan(1)	–	–	1,030	21,835	3,032	46,211

Balance, end of year	206,539	$3,133,524	205,732	$3,120,002	202,758	$3,061,839

(1)	Effective with the October 2014 dividend, Enerplus suspended the Stock Dividend Plan.

The Company is authorized to issue an unlimited number of common shares without par value.

b) Dividends

($ thousands)	2015	2014	2013

Cash dividends	$131,955	$199,263	$170,653
Stock dividends(1)	–	21,835	46,211

Dividends to shareholders	$131,955	$221,098	$216,864

(1)	Effective with the October 2014 dividend, Enerplus suspended the Stock Dividend Plan.

For the year ended December 31, 2015 Enerplus paid dividends of $0.64 per common share totaling $132.0 million (December 31, 2014 – $1.08 per share and $221.1 million, December 31, 2013 – $1.08 per share and $216.9 million).

c) Share-based Compensation

The following table summarizes Enerplus' share-based compensation expense, which is included in General and Administrative expense on the Consolidated Statements of Income/(Loss):

($ thousands)	2015	2014	2013

Cash:
Long-term incentive plans (recovery)/expense	$874	$(1,220)	$23,262
Non-Cash:			–
Long-term incentive plans expense	18,878	9,349
Stock option plan expense	709	4,137	9,213
Equity swap (gain)/loss	2,097	9,282	(5,450)

Share-based compensation expense	$22,558	$21,548	$27,025

(i) Long-term Incentive ("LTI") Plans

In 2014, the Performance Share Unit and Restricted Share Unit plans were amended such that grants under the plans are settled through the issuance of treasury shares. The amendment was effective beginning with our grant in March of 2014 and any prior grants will continue to be settled in cash.

The following table summarizes the Performance Share Unit ("PSU"), Restricted Share Unit ("RSU") and Director Share Unit ("DSU") activity for the twelve months ended December 31, 2015:

	Cash-settled LTI Plans			Equity-settled LTI Plans
For the year ended December 31, 2015 (thousands of units)	PSU	RSU	DSU	PSU	RSU	Total

Balance, beginning of year	406	398	122	510	775	2,211
Granted	–	–	85	1,032	1,490	2,607
Vested	(388)	(268)	(41)	(245)	(329)	(1,271)
Forfeited	(18)	(38)	–	(75)	(309)	(440)

Balance, end of year	–	92	166	1,222	1,627	3,107

Cash-settled LTI Plans

For the year ended December 31, 2015 the Company recorded cash share-based compensation expense of $0.9 million (2014 – recovery of $1.2 million, 2013 – charges of $23.3 million). For the year ended December 31, 2015, the Company made cash payments of $15.0 million related to its cash-settled plans (2014 – $14.1 million, 2013 – $11.1 million).

The following table summarizes the cumulative share-based compensation expense recognized to-date, which has been recorded to Accounts Payable on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to cash share-based compensation expense over the remaining vesting terms.

At December 31, 2015 ($ thousands, except for years)	PSU(1)	RSU	DSU	Total

Cumulative recognized share-based compensation expense	$264	$625	$1,078	$1,967
Unrecognized share-based compensation expense	–	37	–	37

Intrinsic value	$264	$662	$1,078	$2,004

Weighted-average remaining contractual term (years)	–	0.2	–

(1)	Includes estimated performance multipliers.

Equity-settled LTI Plans

For the year ended December 31, 2015 the Company recorded non-cash share-based compensation expense of $18.9 million (2014 – $9.3 million, 2013 – nil).

The following table summarizes the cumulative share-based compensation expense recognized to-date which is recorded to Paid-in Capital on the Consolidated Balance Sheets. Unrecognized amounts will be recorded to non-cash share-based compensation expense over the remaining vesting terms.

At December 31, 2015 ($ thousands, except for years)	PSU(1)	RSU	Total

Cumulative recognized share-based compensation expense	$5,345	$15,926	$21,271
Unrecognized share-based compensation expense	5,178	7,994	13,172

Fair value	$10,523	$23,920	$34,443

Weighted-average remaining contractual term (years)	1.6	1.4

(1)	Includes estimated performance multipliers.

(ii) Stock Option Plan

The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted under the Stock Option Plan. The Company did not grant any stock options for the years ended December 31, 2015 and 2014.

The following table summarizes the stock option plan activity for the year ended December 31, 2015:

Year ended December 31, 2015	Number of Options (thousands)	Weighted Average Exercise Price

Options outstanding, beginning of year	10,368	$18.65
Exercised	(234)	13.71
Forfeited	(2,207)	19.38
Expired	(347)	20.88

Options outstanding, end of year	7,580	$18.49

Options exercisable, end of year	6,415	$19.28

At December 31, 2015, 6,415,000 options were exercisable at a weighted average reduced exercise price of $19.28 with a weighted average remaining contractual term of 3.4 years, giving an aggregate intrinsic value of nil (December 31, 2014 – nil, December 31, 2013 – $5.2 million). The intrinsic value of options exercised during the year ended December 31, 2015 was $0.2 million (December 31, 2014 – $13.4 million, December 31, 2013 – $2.7 million).

At December 31, 2015 the total share-based compensation expense related to non-vested options not yet recognized was $0.1 million. The expense is expected to be recognized in net income over a weighted-average period of 0.2 years.

d) Paid-in Capital

The following tables summarize the Paid-in Capital activity for the year and the ending balances as at December 31:

($ thousands)	2015	2014	2013

Balance, beginning of year	$46,906	$38,398	$32,293
Share-based compensation – settled	(10,050)	–	–
Stock Option Plan – exercised	(267)	(4,978)	(3,108)
Share-based compensation – non-cash	19,587	13,486	9,213

Balance, end of year	$56,176	$46,906	$38,398

e) Basic and Diluted Net Income/(Loss) Per Share

Net income/(loss) per share has been determined as follows:

(thousands, except per share amounts)	2015	2014	2013

Net income/(loss)	$(1,523,403)	$299,076	$47,976
Weighted average shares outstanding – Basic	206,205	204,510	200,567
Dilutive impact of share-based compensation(1)	–	2,914	837

Weighted average shares outstanding – Diluted	206,205	207,424	201,404

Net income/(loss) per share
Basic	$(7.39)	$1.46	$0.24
Diluted	$(7.39)	$1.44	$0.24

(1)	For the year ended December 31, 2015 the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.